COMMITMENTS AND CONTINGENCIES COMPENSATION (Details) (USD $)	Jun. 18, 2012
COMMITMENTS AND CONTINGENCIES COMPENSATION
Percentage of stock issued	8.00%
Securities for financing	25,000
Gross proceeds	$ 500,000
Securities financing	18,000
Gross proceeds to the Company	500,000
Consultants fees per month	3,000
Financing cost recorded under the Financing Consulting Agreement.	$ 18,000